Investments - Continuous Loss Position (Details) $ in Millions	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 1,649.9	$ 2,151.5
Gross unrealized losses	1.7	18.3
Gross unrealized losses	$ (47.2)	$ (91.6)
Number of securities | security	764	979
U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 362.2	$ 697.4
Gross unrealized losses	0.2	5.2
Gross unrealized losses	$ (9.6)	$ (22.1)
Number of securities | security	52	93
Agencies
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 5.9	$ 17.1
Gross unrealized losses	0.0	0.0
Gross unrealized losses	$ (0.1)	$ (0.4)
Number of securities | security	5	6
Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 51.3	$ 134.2
Gross unrealized losses	0.0	0.7
Gross unrealized losses	$ (1.8)	$ (3.6)
Number of securities | security	29	52
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 894.8	$ 1,017.5
Gross unrealized losses	0.9	7.4
Gross unrealized losses	$ (24.9)	$ (51.2)
Number of securities | security	527	670
Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 84.3	$ 35.0
Gross unrealized losses	0.2	0.5
Gross unrealized losses	$ (5.6)	$ (6.0)
Number of securities | security	54	46
Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 43.2	$ 51.5
Gross unrealized losses	0.1	0.4
Gross unrealized losses	$ (1.9)	$ (3.2)
Number of securities | security	23	27
Other asset backed securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 208.2	$ 198.8
Gross unrealized losses	0.3	4.1
Gross unrealized losses	$ (3.3)	$ (5.1)
Number of securities | security	74	85